SHARE-BASED INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Non-vested Restricted Stock

A summary of the activity for the Company’s restricted stock was as follows:

Outstanding shares:	Common Shares
Balance at December 31, 2018	239,312
Granted	153,062
Forfeited	(14,340)
Vested	(126,149)

Balance at December 31, 2019	251,885